UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Opportunities Fund

Quarterly portfolio holdings 3/31/18

Fund’s investments
As of 3-31-18 (unaudited)
	Shares	Value
Common stocks 105.9% (91.7% of Total investments)		$737,818,641
(Cost $376,537,141)
Financials 104.4%		727,303,937
Banks 93.4%
1st Source Corp.	121,706	6,160,758
Access National Corp.	81,825	2,334,467
Ameris Bancorp	226,471	11,980,316
Atlantic Capital Bancshares, Inc. (A)	241,667	4,374,173
Avidbank Holdings, Inc. (A)	200,000	4,950,000
Bank of America Corp. (B)	432,436	12,968,756
Bank of Commerce Holdings	40,374	470,357
Bank of Marin Bancorp	58,731	4,049,502
Bar Harbor Bankshares	129,698	3,595,229
BB&T Corp.	346,799	18,047,420
Berkshire Hills Bancorp, Inc.	338,903	12,861,369
Bryn Mawr Bank Corp.	80,000	3,516,000
Cambridge Bancorp	9,795	854,614
Camden National Corp.	55,164	2,454,798
Carolina Financial Corp.	70,982	2,788,173
Chemical Financial Corp. (B)(C)	217,502	11,893,009
Citigroup, Inc. (B)	49,519	3,342,533
Citizens Financial Group, Inc.	493,538	20,718,725
City Holding Company	39,363	2,698,727
Civista Bancshares, Inc. (B)(C)	81,213	1,856,529
Columbia Banking System, Inc. (B)(C)	119,363	5,007,278
Comerica, Inc.	167,706	16,088,037
Commerce Bancshares, Inc. (B)(C)	115,985	6,948,661
Communities First Financial Corp. (A)	115,523	2,420,207
Community Bank System, Inc. (B)(C)	39,951	2,139,776
County Bancorp, Inc.	62,184	1,816,395
Cullen/Frost Bankers, Inc. (B)(C)	178,964	18,982,711
DNB Financial Corp.	78,515	2,799,060
Eagle Bancorp Montana, Inc.	82,912	1,720,424
Equity Bancshares, Inc., Class A (A)	130,915	5,126,631
Evans Bancorp, Inc.	69,760	3,156,640
FCB Financial Holdings, Inc., Class A (A)	188,399	9,627,189
Fifth Third Bancorp	452,067	14,353,127
First Bancorp, Inc.	266,499	7,456,642
First Business Financial Services, Inc.	60,700	1,527,212
First Citizens BancShares, Inc., Class A	15,038	6,214,303
First Community Corp.	136,228	3,119,621
First Connecticut Bancorp, Inc.	202,450	5,182,720
First Financial Bancorp (B)(C)	146,045	4,286,421
First Hawaiian, Inc.	160,968	4,479,739
First Merchants Corp.	118,683	4,949,081
First Security Group, Inc. (A)	83,942	2,266,434
Flushing Financial Corp.	139,050	3,748,788
FNB Corp. (B)(C)	706,188	9,498,229
German American Bancorp, Inc. (B)(C)	60,090	2,004,002
Glacier Bancorp, Inc. (B)(C)	201,918	7,749,613
Great Southern Bancorp, Inc.	40,257	2,010,837
Great Western Bancorp, Inc. (B)(C)	159,455	6,421,253
Hamilton State Bancshares, Inc. (D)	500,000	4,579,575
Hancock Holding Company	245,752	12,705,378
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Heritage Commerce Corp.	371,642	$6,124,660
Heritage Financial Corp.	194,590	5,954,454
HomeTown Bankshares Corp. (A)	174,720	2,087,904
Horizon Bancorp	269,724	8,094,417
Howard Bancorp, Inc. (A)	136,118	2,695,136
Independent Bank Corp. (MA)	173,570	12,418,934
Independent Bank Corp. (MI)	125,407	2,871,820
JPMorgan Chase & Co. (B)	203,805	22,412,436
KeyCorp	738,141	14,430,657
M&T Bank Corp.	117,579	21,676,864
Mackinac Financial Corp.	40,000	646,400
MainSource Financial Group, Inc.	185,504	7,540,738
MB Financial, Inc. (B)(C)	183,150	7,413,912
MidWestOne Financial Group, Inc.	31,763	1,057,390
MutualFirst Financial, Inc.	100,539	3,644,539
National Commerce Corp. (A)	71,147	3,098,452
Nicolet Bankshares, Inc. (A)	29,792	1,640,645
Northrim BanCorp, Inc.	99,739	3,445,982
Old National Bancorp (B)(C)	419,575	7,090,818
Old Second Bancorp, Inc.	202,363	2,812,846
OP Bancorp (A)	26,189	326,053
Pacific Premier Bancorp, Inc. (A)(B)(C)	169,865	6,828,573
PacWest Bancorp	123,139	6,099,075
Park National Corp. (B)(C)	42,113	4,369,645
Peoples Bancorp, Inc.	122,945	4,358,400
Pinnacle Financial Partners, Inc. (B)(C)	114,502	7,351,028
Presidio Bank (A)	13,781	366,575
Prime Meridian Holding Company	83,010	1,643,598
QCR Holdings, Inc.	48,822	2,189,667
Regions Financial Corp.	701,530	13,034,427
Renasant Corp.	159,629	6,793,810
SBT Bancorp, Inc.	37,879	1,170,461
Shore Bancshares, Inc.	183,579	3,462,300
South Atlantic Bancshares, Inc. (A)	265,755	4,119,203
South State Corp.	82,030	6,997,159
Southern First Bancshares, Inc. (A)	131,586	5,855,577
State Bank Financial Corp.	53,182	1,595,992
Stock Yards Bancorp, Inc.	66,324	2,327,972
SunTrust Banks, Inc.	278,451	18,945,806
The Community Financial Corp. (B)(C)	32,029	1,192,119
The First Bancshares, Inc.	210,000	6,772,500
The First of Long Island Corp.	57,322	1,573,489
The PNC Financial Services Group, Inc. (B)(C)	146,047	22,088,148
Towne Bank	157,856	4,514,682
TriCo Bancshares	202,536	7,538,390
U.S. Bancorp	310,100	15,660,050
Union Bankshares Corp.	164,127	6,025,102
United Bankshares, Inc. (B)(C)	112,955	3,981,664
United Community Banks, Inc.	111,192	3,519,227
Washington Trust Bancorp, Inc.	123,905	6,659,894
Wells Fargo & Company (B)	229,099	12,007,079
Zions Bancorporation (B)(C)	265,769	14,013,999
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Capital markets 4.1%
Ares Management LP	38,057	$814,420
Intermediate Capital Group PLC	336,897	4,653,266
KKR & Company LP	355,776	7,222,253
Oaktree Specialty Lending Corp.	837,762	3,526,978
The Blackstone Group LP	243,005	7,764,010
TPG Specialty Lending, Inc. (B)(C)	243,379	4,346,749
Consumer finance 0.7%
Capital One Financial Corp.	47,914	4,591,119
Insurance 0.4%
Gjensidige Forsikring ASA	165,452	3,043,033
Thrifts and mortgage finance 5.8%
BSB Bancorp, Inc. (A)	177,195	5,422,167
First Defiance Financial Corp.	110,515	6,334,720
Provident Financial Holdings, Inc.	97,339	1,760,863
Provident Financial Services, Inc.	155,989	3,991,759
Southern Missouri Bancorp, Inc.	112,188	4,106,081
United Community Financial Corp.	634,588	6,257,038
Westbury Bancorp, Inc. (A)	88,349	1,964,882
WSFS Financial Corp.	222,599	10,662,492
Information technology 0.5%		3,420,812
IT services 0.5%
EVERTEC, Inc.	209,224	3,420,812
Real estate 1.0%		7,093,892
Equity real estate investment trusts 1.0%
Park Hotels & Resorts, Inc. (B)(C)	50,154	1,355,161
Simon Property Group, Inc. (B)	37,180	5,738,731
Preferred securities 3.5% (3.0% of Total investments)		$24,524,585
(Cost $21,988,751)
Financials 2.0%		14,323,768
Banks 0.9%
OFG Bancorp, Series C, 8.750%	1,671	1,676,932
SB Financial Group, Inc., 6.500%	250,000	4,558,625
Capital markets 0.8%
JMP Group, Inc., 8.000%	82,428	2,085,428
THL Credit, Inc., 6.750%	136,266	3,474,783
Mortgage real estate investment trusts 0.3%
Arbor Realty Trust, Inc., 7.375%	100,000	2,528,000
Real estate 1.5%		10,200,817
Equity real estate investment trusts 1.5%
American Homes 4 Rent (5.500% to 3-31-21, then 10.000% thereafter)	100,000	2,825,000
Bluerock Residential Growth REIT, Inc., 8.250%	84,140	2,101,817
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	150,000	3,777,000

Sotherly Hotels, Inc., 8.000%	60,000	1,497,000
Investment companies 0.6% (0.5% of Total investments)		$3,990,201
(Cost $4,323,234)
Eagle Point Credit Company, Inc. (B)(C)	219,967	3,990,201

4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 5.4% (4.7% of Total investments)				$37,809,756
(Cost $36,368,620)
Financials 5.4%				37,809,756
Banks 4.5%
Avidbank Holdings, Inc. (6.875% to 11-15-20, then 3 month LIBOR + 5.367%) (E)	6.875	11-15-25	3,000,000	3,075,000
Cadence BanCorp (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (E)	6.500	03-11-25	5,000,000	5,150,000
First Business Financial Services, Inc. (D)	6.500	09-01-24	5,000,000	5,032,854
Northeast Bancorp (6.750% to 7-1-21, then 3 month LIBOR + 5.570%) (E)	6.750	07-01-26	5,000,000	5,127,892
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26	1,366,000	1,421,255
Popular, Inc.	7.000	07-01-19	6,000,000	6,120,000
VantageSouth Bancshares, Inc. (D)	7.625	08-12-23	5,000,000	5,555,744
Thrifts and mortgage finance 0.9%

Flagstar Bancorp, Inc.	6.125	07-15-21	6,000,000	6,327,011
Certificate of deposit 0.0% (0.0% of Total investments)				$78,980
(Cost $78,980)
Country Bank for Savings	1.000	08-27-18	2,016	2,016
First Bank Richmond	0.990	12-05-19	21,010	21,010
First Bank System, Inc.	0.600	04-03-19	5,015	5,015
First Federal Savings Bank of Louisiana	1.000	01-07-19	3,045	3,045
Home Banks	1.739	11-04-21	18,927	18,927
Hudson Savings	0.800	04-23-19	2,188	2,188
Machias Savings Bank	0.500	05-29-18	1,975	1,975
Midstate Federal Savings and Loan	0.500	05-30-18	2,019	2,019
Milford Federal Savings and Loan Bank	0.250	06-10-19	1,913	1,913
Milford Federal Savings and Loan Bank	0.300	04-24-18	2,040	2,040
Mount McKinley Savings Bank	0.500	12-03-18	1,700	1,700
Mt. Washington Bank	0.650	10-31-19	1,924	1,924
MutualOne Bank	0.900	09-09-19	4,084	4,084
Newburyport Five Cent Savings Bank	0.700	10-19-18	2,093	2,093
Newton Savings Bank	0.450	05-30-18	1,955	1,955
OBA Federal Savings and Loan	0.400	12-17-18	1,346	1,346
Plymouth Savings Bank	0.200	04-22-19	1,946	1,946
Salem Five Cents Savings Bank	0.250	12-17-18	1,739	1,739
Sunshine Federal Savings and Loan Association	0.500	05-10-19	2,045	2,045

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.1% (0.1% of Total investments)				$736,981
(Cost $736,981)
U.S. Government Agency 0.1%				553,981
Federal Agricultural Mortgage Corp. Discount Note	1.500	04-02-18	58,000	57,998
Federal Home Loan Bank Discount Note	1.200	04-02-18	396,000	395,987
Federal Home Loan Bank Discount Note	1.400	04-02-18	100,000	99,996

	Par value^	Value
Repurchase agreement 0.0%		183,000
Repurchase Agreement with State Street Corp. dated 3-29-18 at 0.740% to be repurchased at $183,015 on 4-2-18, collateralized by $190,000 U.S. Treasury Notes, 2.125% due 8-31-20 (valued at $189,225, including interest)	183,000	183,000

Total investments (Cost $440,033,707) 115.5%	$804,959,144
Other assets and liabilities, net (15.5%)	(108,113,329)
Total net assets 100.0%	$696,845,815

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-18 was $120,148,544. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $97,003,769.
(C)	A portion of this security is on loan as of 3-31-18, and is a component of the fund's leverage under the Liquidity Agreement.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	10,000,000	USD	Fixed 1.427%	3 Month LIBOR(a)	Semi-Annual	Quarterly	Aug 2019	—	$145,764	$145,764
Centrally cleared	5,000,000	USD	Fixed 1.295%	3 Month LIBOR(a)	Semi-Annual	Quarterly	Aug 2019	—	82,142	82,142
Centrally cleared	5,000,000	USD	Fixed 1.594%	3 Month LIBOR(a)	Semi-Annual	Quarterly	Dec 2020	—	114,925	114,925
Centrally cleared	5,000,000	USD	Fixed 1.790%	3 Month LIBOR(a)	Semi-Annual	Quarterly	Aug 2022	—	188,867	188,867
								—	$531,698	$531,698

(a)	At 3-31-18, the 3 month LIBOR was 2.312%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2018, by major security category or type:

	Total value at 3-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials	$727,303,937	$706,998,828	$15,725,534	$4,579,575
Information technology	3,420,812	3,420,812	—	—
Real estate	7,093,892	7,093,892	—	—
Preferred securities
Financials	14,323,768	8,088,211	6,235,557	—
Real estate	10,200,817	10,200,817	—	—
Investment companies	3,990,201	3,990,201	—	—
Corporate bonds
Financials	37,809,756	—	27,221,158	10,588,598
Certificate of deposit	78,980	—	78,980	—
Short-term investments	736,981	—	736,981	—
Total investments in securities	$804,959,144	$739,792,761	$49,998,210	$15,168,173
Derivatives:
Assets
Swap contracts	$531,698	—	$531,698	—

       8

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in securities	Common stocks	Corporate bonds	Total
Balance as of 12-31-17	$4,029,900	$10,740,175	$14,770,075
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	549,675	(151,577)	$398,098
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—
Balance as of 3-31-18	$4,579,575	$10,588,598	$15,168,173
Change in unrealized appreciation (depreciation) at period end*	$549,675	($151,577)	$398,098

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund's Level 3 securities are outlined in the table below:

	Fair value at 3-31-18	Valuation technique	Significant unobservable inputs	Input/range
Common stocks	$4,579,575	Market Approach	Expected future value Discount	9.39x 2.5%
Corporate bonds	$10,588,598	Market Approach	Yield	522bps - 600bps (weighted average 559bps)
Total	$15,168,173

A change to unobservable inputs of a fund's Level 3 securities may result in changes to the fair value measurement, as follows:

Significant unobservable input	Impact to valuation if input increases	Impact to valuation if input decreases
Discount	Decrease	Increase
Expected future value	Increase	Decrease
Yield	Decrease	Increase

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended March 31, 2018, the fund used interest rate swaps to manage against anticipated interest rate changes.

       9

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended March 31, 2018, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
First Colebrook Bancorp, Inc.	48,750	—	(48,750)	—	$4,388	—	$1,207,870	($1,160,250)	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       10

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P9Q1	03/18
This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.		5/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 10, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 10, 2018